NET INCOME PER SHARE (Tables)	12 Months Ended
Mar. 31, 2013
NET INCOME PER SHARE
Schedule of computation of basic and diluted net income per share

	2011
	(Thousands of Yen) Net Income (Numerator)	Weighted-Average Common Shares Outstanding (Denominator)	Per Share Amount
Basic net income attributable to UBIC, Inc. shareholders	¥788,708	2,359,465	¥334
Effect of dilutive securities:
Stock options		57,965
Convertible notes		753,328
Plus: interest on convertible notes	1,305
Diluted net income attributable to UBIC, Inc. shareholders	¥790,013	3,170,758	¥249

	2012
	(Thousands of Yen) Net Income (Numerator)	Weighted-Average Common Shares Outstanding (Denominator)	Per Share Amount
Basic net income attributable to UBIC, Inc. shareholders	¥1,367,687	2,656,165	¥515
Effect of dilutive securities:
Stock options		48,543
Convertible notes		536,881
Plus: interest on convertible notes	652
Diluted net income attributable to UBIC, Inc. shareholders	¥1,368,339	3,241,589	¥422

	2013
	(Thousands of Yen) Net Income (Numerator)	Weighted-Average Common Shares Outstanding (Denominator)	Per Share Amount
Basic net income attributable to UBIC, Inc. shareholders	¥596,021	3,158,422	¥189
Effect of dilutive securities:
Stock options		59,699
Convertible notes		34,657
Plus: interest on convertible notes	—
Diluted net income attributable to UBIC, Inc. shareholders	¥596,021	3,252,778	¥183